Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Foreign currency transactions and translations
Cash and cash equivalents denominated in RMB	$ 591,902	¥ 4,109,577	$ 478,808	¥ 3,324,384	¥ 4,790,751	¥ 2,026,264
Convenience translation
Convenience translation calculated at the rate of US$1.00	6.9430	6.9430
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Minimum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	6.00%
Maximum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Foreign currency risk | Denominated in RMB
Foreign currency transactions and translations
Cash and cash equivalents denominated in RMB		¥ 4,021,551		¥ 3,216,485